Goodwill (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	September 30,	December 31,
	2023	2022
	(Unaudited)
Interconexión Eléctrica S.A. E.S.P.	3,370,441	3,755,835
Oleoducto Central S.A.	683,496	683,496
Hocol Petroleum Ltd	537,598	537,598
Invercolsa S.A.	434,357	434,357
Andean Chemical Limited	127,812	127,812
Esenttia S.A.	108,137	108,137
	5,261,841	5,647,235
Less Impairment Hocol Petroleum Ltd	(297,121)	(297,121)
Total	4,964,720	5,350,114